RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Key management personnel are those persons having the authority and responsibility for planning, directing, and controlling activities of the Company, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and Board of Directors.

Management and Board compensation
For the year ended September 30, 2024 and the thirteen months ended September 30, 2023, the Company’s expenses included the following management and Board of Directors compensation:

	YEAR ENDED	THIRTEEN MONTHS ENDED
	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Salaries, bonus and consulting fees	$7,155	$4,737
Share-based compensation	4,620	3,525
Total key management compensation	$11,775	$8,262
During the year ended September 30, 2024, 62,000 stock options (September 30, 2023 – 206,250) were granted to key management personnel with an aggregate fair value of $123 (September 30, 2023 – $665). In addition, during the year ended September 30, 2024, 2,175,879 RSUs (September 30, 2023 – 285,191), were granted to key management personnel with an aggregate fair value of $4,373 (September 30, 2023 – $1,325). For the year ended September 30, 2024, 678,717 PSUs, (September 30, 2023 – 136,920) were issued to key management personnel with an aggregate fair value of $543 (September 30, 2023 – $305).
Significant Transactions with Associates and Joint Operations
The Company has transactions with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business.

For the year ended September 30, 2024, under the Product Development Collaboration Agreement between the Company and BAT dated March 10, 2021, BAT incurred $3,708 (September 30, 2023 – $3,134) of direct expenses and the Company incurred $9,623 (September 30, 2023 – $10,638) of direct expenses and capital expenditures of $96 (September 30, 2023 – $1,768) related to the Center of Excellence ("CoE"). The Company recorded, in the year ended September 30, 2024, $6,666 (September 30, 2023 – $6,886) of these expenditures within research and development expense in the consolidated statement of operations and comprehensive loss. For the year ended September 30, 2024, the Company recorded $49 (September 30, 2023 – $884) of capital expenditures which are included in the consolidated statement of financial position.

During the year ended September 30, 2024, BAT exercised nil (September 30, 2023 – nil) Top-up Rights. As at September 30, 2024, there is a balance receivable from BAT of $3,169 (September 30, 2023 – $167).

In November 2023, the Company entered into a subscription agreement with BAT in relation to the Follow-on BAT Investment. Refer to Note 13 (iii) for further information.